SUMMARY OF DEBT COMPONENT (Details) $ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2020 CAD ($)
Proceeds on issuance of Debenture					$ 13,334		$ 17,910
Transaction costs paid					(572)		(768)
Portion allocated to equity - conversion option and other features					(6,464)		(8,683)
Interest expense		$ 3,427		$ 4,294	1,222		1,594
Value of shares issued to settle interest payable		(1,433)	[1]	(1,791)	(588)	[1]	(754)
Exchange differences	$ (39)				351
Closing balance		9,238		11,802	$ 7,283		$ 9,299
Opening balance	$ 7,283	$ 7,283		$ 9,299

[1]	The Company elected to pay the December 31, 2020, June 30, 2021 and December 31, 2021 interest payments on the Debentures (Note 15) in common shares valued at C$754 ($588), C$888 ($727) and C$903 ($706) respectively.